COMMITMENTS AND CONTINGENCIES (Details) - Schedule of Real Estate Properties (USD $)	9 Months Ended
Sep. 30, 2014
Real Estate Properties [Line Items]
Purchase Price	$ 23,030,000
Net Escrow Balance	634,288
Additional Rents/Fees Paid to Extend Closing Date	7,893
Property 1 [Member]
Real Estate Properties [Line Items]
Purchase Price	3,500,000
Closing Date	12/11/2014
Net Escrow Balance	60,000
Date Escrow Opened	07/25/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 2 [Member]
Real Estate Properties [Line Items]
Purchase Price	3,650,000
Closing Date	01/05/2015
Net Escrow Balance	35,000
Date Escrow Opened	07/21/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 3 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,450,000
Closing Date	12/01/2014
Net Escrow Balance	80,000
Date Escrow Opened	08/13/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 4 [Member]
Real Estate Properties [Line Items]
Purchase Price	790,000
Closing Date	01/01/2015
Net Escrow Balance	24,288
Date Escrow Opened	08/12/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 5 [Member]
Real Estate Properties [Line Items]
Purchase Price	480,000
Closing Date	01/31/2015
Net Escrow Balance	16,000
Date Escrow Opened	08/12/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 6 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,100,000
Closing Date	02/10/2015
Net Escrow Balance	90,000
Date Escrow Opened	08/13/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 7 [Member]
Real Estate Properties [Line Items]
Purchase Price	595,000
Closing Date	01/31/2015
Net Escrow Balance	10,000
Date Escrow Opened	08/13/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 8 [Member]
Real Estate Properties [Line Items]
Purchase Price	3,250,000
Closing Date	02/10/2015
Net Escrow Balance	90,000
Date Escrow Opened	08/19/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 9 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,400,000
Closing Date	02/08/2015
Net Escrow Balance	19,000
Date Escrow Opened	08/19/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 10 [Member]
Real Estate Properties [Line Items]
Purchase Price	2,300,000
Closing Date	01/08/2015
Net Escrow Balance	80,000
Date Escrow Opened	08/19/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 11 [Member]
Real Estate Properties [Line Items]
Purchase Price	695,000
Closing Date	10/18/2014
Net Escrow Balance	10,000
Date Escrow Opened	06/28/2014
Additional Rents/Fees Paid to Extend Closing Date	0
Property 12 [Member]
Real Estate Properties [Line Items]
Purchase Price	820,000
Closing Date	10/18/2014
Net Escrow Balance	45,000
Date Escrow Opened	06/28/2014
Additional Rents/Fees Paid to Extend Closing Date	7,893
Property 13 [Member]
Real Estate Properties [Line Items]
Purchase Price	0
Net Escrow Balance	75,000
Date Escrow Opened	07/21/2014
Additional Rents/Fees Paid to Extend Closing Date	$ 0